Financial instruments - Schedule of fair value measurements (Details) - Fair Value, recurring - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jan. 31, 2019
Liabilities
Contingent consideration	$ 0	$ 105	$ 825
Total	0	105	825
Level 1
Liabilities
Contingent consideration	0	0	0
Total	0	0	0
Level 2
Liabilities
Contingent consideration	0	0	0
Total	0	0	0
Level 3
Liabilities
Contingent consideration	0	105	825
Total	$ 0	$ 105	$ 825